Note 12 - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Unrecognized Tax Benefits	$ 0	$ 0
Retained Earnings, Appropriated		1,000,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 354,000	$ 354,000